Revenue and related balances	6 Months Ended
Jun. 30, 2026
Revenue From Contracts With Customers [Abstract]
Revenue and related balances	Revenue and related balances
Disaggregated revenue

The Company derives its revenues from two main sources, subscription to its SaaS application and associated premium support services, and professional services revenue, which includes services such as initial implementation, project management, training, and integration.
The following table presents a disaggregation of revenue for the three and six months ended June 30:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Subscription revenue	63,841	57,066	124,484	111,249
Professional services	4,809	3,666	9,786	6,779
	68,650	60,732	134,270	118,028